SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Concentration of risks [Line Items]
Summary of information regarding deferred income from equity investee
	As of December 31
	2013	2014
Investment in original cost	4,921	4,903
Accumulated gain on equity investment	1,876	5,297
Deferred gross profit on equity investment*	(2,003)	(16,384)
	4,794	(6,184)

*	The difference of revenue recognition point between the Company and Zhongtianxin, the Company eliminated its intra-entity of 51% interest in the voting common stock of Zhongtianxin.

Schedule of estimated useful lives
Estimated useful lives

Equipment and office furniture	5 years
Mask and tooling	2 years
Motor vehicles	5 years
Purchased software	3 to 5 years
Leasehold improvements	Lesser of the lease term or the estimated useful lives of the assets

Summary of computation of basic and diluted (loss)/income attributable to ordinary shareholders
	Years ended December 31
	2012	2013	2014
Numerator:
Net income /(Loss) from continuing operations attributable to Vimicro International Corporation	1,383	(8,418)	4,697
Loss from discontinued operations attributable to Vimicro International Corporation	(2,002)	—	—
Net (Loss)/income attributable to Vimicro International Corporation	(619)	(8,418)	4,697

Denominator (in number of shares):
Weighted-average ordinary shares outstanding - basic	123,253,931	114,687,240	98,443,702
Dilutive effect of stock options and restricted shares	4,370,516	—	17,090,420
Weighted-average number of ordinary shares outstanding—diluted	127,624,447	114,687,240	115,534,122

(Loss)/income per share- basic
Continuing operations	0.01	(0.07)	0.05
Discontinued operations	(0.02)	—	—
Total loss/income per share - basic	(0.01)	(0.07)	0.05
(Loss)/income per share- diluted
Continuing operations	0.01	(0.07)	0.04
Discontinued operations	(0.02)	—	—
Total loss/income per share - diluted	(0.01)	(0.07)	0.04

Customer concentration risk [Member] | Revenue [Member]
Concentration of risks [Line Items]
Summary of customers who accounted for more than 10% of the total revenue or accounts receivables
	Years ended December 31
	2012	2013	2014
Customer Z	-%	33%	56%
Customer P	63%	26%	13%
Customer S	11%	7%	2%

Concentration of credit risk [Member] | Accounts Receivable [Member]
Concentration of risks [Line Items]
Summary of customers who accounted for more than 10% of the total revenue or accounts receivables
	As of December 31
	2013	2014
Customer S	33%	9%
Customer D	-	11%